Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Prepaid Bareboat Charter Hire [Table Text Block]
Current portion of Prepaid bareboat charter hire	1,656
Non-current portion of Prepaid bareboat charter hire	3,621
Total	5,277

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Bareboat Charter Lease Payments
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	19,897

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2019	43,875
2020	43,400
2021	19,052
2022	272
Total	106,599
Year ending December 31,	Time Charter receipts
2019	21,842
2020	28,860
2021	24,188
2022	10,937
2023	5,512
2024	1,102
Total	92,441